Debt (Tables)	9 Months Ended
Sep. 30, 2014
Debt Disclosure [Abstract]
Summarized Debt

Debt is summarized as follows (in millions):

	September 30, 2014	December 31, 2013
Senior Secured Revolving Credit Facility	$20.0	$—
Senior Secured Term Loan Facility	288.8	291.0
Senior Notes	400.0	400.0
Capital lease obligations	0.2	0.3
Economic development loan	0.3	0.4
Unamortized original issue discount	(0.4)	(0.6)

	708.9	691.1
Less:
Current maturities	23.2	3.2

Long-term debt	$685.7	$687.9

Schedule of Future Repayments of Debt Outstanding	Below is a schedule of required future repayments of all debt outstanding on September 30, 2014 (in millions).

Remainder of 2014	$20.8
2015	3.2
2016	3.2
2017	282.1
2018	—
Thereafter	400.0

$709.3

Summary of Net Interest Expense

The following table provides the detail of net interest expense for the respective periods (in millions). Capitalized interest was less than $0.1 million and $0.1 million for the three months ended September 30, 2014 and 2013, respectively, and $0.1 million and $0.6 million for the nine months ended September 30, 2014 and 2013, respectively.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Interest expense
Senior Secured Revolving Credit Facility	$0.1	$—	$0.1	$—
Senior Secured Term Loan Facility	4.1	4.1	12.1	12.2
Senior Notes	8.7	8.7	25.9	25.9
Other	0.2	0.2	0.8	0.3
Amortization
Debt issue costs
Senior Secured Term Loan Facility	0.2	0.2	0.9	0.8
Senior Notes	0.5	0.4	1.1	1.0
Senior Secured Revolving Credit Facility	0.1	0.1	0.3	0.3
Original issue discounts	—	—	0.2	0.2
Unrealized foreign exchange gains	(11.8)	—	(5.4)	—

Total interest expense	2.1	13.7	36.0	40.7
Interest income	—	—	(0.1)	(2.9)

Interest expense, net	$2.1	$13.7	$35.9	$37.8